SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Government subsidy income and Leases (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Government grants received	¥ 33,665	¥ 23,364	¥ 20,647
Maximum
Remaining lease terms	4 years